Related undertakings - Subsidiaries that have non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 18, 2021	Mar. 31, 2018
Summary comprehensive income information
Revenue	€ 43,809	€ 44,974	€ 43,666
Profit/(loss) for the financial year	536	(455)	(7,644)
Other comprehensive (expense)/income	(4,182)	2,574	1,756
Total comprehensive (expense)/income for the financial year	(3,646)	2,119	(5,888)
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	424	465	376
Summary financial position information
Current assets	27,013	33,246
Total assets	155,063	168,168
Non-current liabilities	(68,536)	(72,158)
Current liabilities	(28,711)	(33,385)
Equity shareholders' funds	55,804	61,410
Non-controlling interests	2,012	1,215
Total equity	57,816	62,625	63,445		€ 70,943
Statement of cash flows
Net cash flow from operating activities	17,215	17,379	12,980
Net cash flow from investing activities	(9,262)	(8,088)	(9,217)
Net cashflow from financing activities	(15,196)	(9,352)	4,437
Net cash (outflow)/inflow	(7,243)	(61)	8,200
Cash and cash equivalents at beginning of period	13,557
Exchange (loss)/gain on cash and cash equivalents	(255)	(256)	11
Cash and cash equivalents at end of period	5,821	13,557
Vodacom Group Limited
Summary comprehensive income information
Revenue	5,181	5,531
Profit/(loss) for the financial year	891	980
Other comprehensive (expense)/income	(17)	9
Total comprehensive (expense)/income for the financial year	874	989
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	310	353
Dividends paid to non-controlling interests	307	322
Summary financial position information
Non-current assets	6,592	6,155
Current assets	2,671	2,444
Total assets	9,263	8,599
Non-current liabilities	(2,617)	(2,807)
Current liabilities	(2,406)	(1,866)
Total assets less total liabilities	4,240	3,926
Equity shareholders' funds	3,332	3,056
Non-controlling interests	908	870
Total equity	4,240	3,926
Statement of cash flows
Net cash flow from operating activities	1,711	1,992
Net cash flow from investing activities	(424)	(555)
Net cashflow from financing activities	(1,251)	(1,214)
Net cash (outflow)/inflow	36	223
Cash and cash equivalents at beginning of period	826	684
Exchange (loss)/gain on cash and cash equivalents	14	(81)
Cash and cash equivalents at end of period	876	826	684
Vodafone Egypt
Summary comprehensive income information
Revenue	1,537	1,454
Profit/(loss) for the financial year	271	287
Total comprehensive (expense)/income for the financial year	271	287
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	122	129
Dividends paid to non-controlling interests	84	26
Summary financial position information
Non-current assets	1,765	1,417
Current assets	640	602
Total assets	2,405	2,019
Non-current liabilities	(198)	(122)
Current liabilities	(1,217)	(929)
Total assets less total liabilities	990	968
Equity shareholders' funds	587	577
Non-controlling interests	403	391
Total equity	990	968
Statement of cash flows
Net cash flow from operating activities	523	477
Net cash flow from investing activities	(418)	(239)
Net cashflow from financing activities	(7)	(192)
Net cash (outflow)/inflow	98	46
Cash and cash equivalents at beginning of period	273	226
Exchange (loss)/gain on cash and cash equivalents	(23)	1
Cash and cash equivalents at end of period	€ 348	€ 273	€ 226
Vantage Towers A G
Summary financial position information
Non-current assets				€ 10,899
Current assets				490
Non-current liabilities				(4,976)
Current liabilities				(958)
Non-controlling interests				€ 1,019